BlackRock 60/40 Target Allocation ETF V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Affiliated Investment Companies — 112.0%
*
Equity Funds — 64.1%
iShares Core MSCI EAFE ETF
(a)
142,178 $ 8,570,490
iShares Core S&P 500 ETF 133,117 44,735,299
iShares Core S&P Small-Cap ETF
(a)
122,192 8,581,544
iShares ESG Aware MSCI EM ETF
(a)
346,528 12,339,862
iShares Global Tech ETF
(a)
29,743 7,842,337
iShares MSCI EAFE Growth ETF
(a)
209,948 18,870,126
iShares MSCI USA Min Vol Factor ETF
(a)
72,114 4,595,825
iShares MSCI USA Value Factor ETF
(a)
115,163 8,496,726
iShares Trust ESG Aware MSCI USA ETF 344,462 26,251,449
iShares U.S. Medical Devices ETF
(a)
24,983 7,485,407
147,769,065
Fixed Income Funds — 35.7%
iShares 0-5 Year High Yield Corporate Bond
ETF 203,461 8,942,111
iShares 20+ Year Treasury Bond ETF
(a)
13,772 2,248,417
Security Shares Value
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate
Bond ETF 215,816 $ 29,072,573
iShares Short Maturity Bond ETF
(a)
91,949 4,607,564
iShares Trust 1-5 Year Investment Grade
Corporate Bond ETF 235,130 12,910,988
iShares U.S. Treasury Bond ETF 871,271 24,352,025
82,133,678
Short-Term Securities — 12.2%
(b)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% 736,500 736,500
SL Liquidity Series, LLC, Money Market Series,
0.25%
(c)
27,276,656 27,287,567
28,024,067
Total Affiliated Investment Companies — 112.0%
(Cost: $234,745,731) .............................. 257,926,810
Liabilities in Excess of Other Assets — (12.0) % ............ (27,734,443)
Net Assets — 100.0% ............................... $ 230,192,367
(a)
All or a portion of this security is on loan.
(b)
Annualized 7-day yield as of period end.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,018,799 $ — $ (1,282,299) $ — $ — $ 736,500 736,500 $ 3,315 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,665,198 18,640,991 — (16,327) (2,295) 27,287,567 27,276,656 101,132
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF ...... — 8,813,358 (54,330) 374 182,709 8,942,111 203,461 179,481 —
iShares 20+ Year Treasury Bond
ETF .................. 3,534,267 1,071,624 (3,167,316) 612,173 197,669 2,248,417 13,772 32,924 —
iShares Core MSCI EAFE ETF .. 16,583,616 12,202,350 (16,963,627) (2,823,900) (427,949) 8,570,490 142,178 91,939 —
iShares Core MSCI Emerging
Markets ETF
(c)
........... 12,645,266 2,697,043 (12,120,948) (2,660,383) (560,978) — — — —
iShares Core S&P 500 ETF .... 46,932,832 11,024,538 (15,235,321) 841,596 1,171,654 44,735,299 133,117 602,509 —
iShares Core S&P Small-Cap ETF — 8,704,199 (38,598) 1,429 (85,486) 8,581,544 122,192 61,462 —
iShares Core S&P Total U.S.
Stock Market ETF
(c)
....... 5,953,311 6,914,001 (11,210,798) (1,168,334) (488,180) — — 47,858 —
iShares Edge MSCI USA Quality
Factor ETF
(c)
............ 10,824,776 2,113,356 (11,537,962) (597,826) (802,344) — — 53,096 —
iShares Edge MSCI USA Size
Factor ETF
(c)
............ 9,304,701 789,880 (8,973,997) (804,524) (316,060) — — 29,015 —
iShares ESG Aware MSCI EM
ETF .................. — 13,791,755 (4,136,637) 434,089 2,250,655 12,339,862 346,528 68,394 —
iShares Global Tech ETF ..... 7,973,782 1,124,611 (2,867,597) 597,600 1,013,941 7,842,337 29,743 26,788 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 7,787,420 (7,278,786) (508,634) — — — 96,788 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 31,489,461 (2,795,050) (22,228) 400,390 29,072,573 215,816 323,532 —
iShares Intermediate-Term
Corporate Bond ETF
(c)
..... 12,542,813 1,026,830 (13,466,785) 807,752 (910,610) — — 107,384 —
iShares MBS ETF
(c)
......... 12,270,861 765,904 (13,206,729) 301,793 (131,829) — — 64,344 —
iShares MSCI EAFE Growth ETF — 16,207,616 (552,172) 69,832 3,144,850 18,870,126 209,948 98,847 —
iShares MSCI USA Min Vol Factor
ETF .................. 5,917,973 918,008 (1,947,292) 46,683 (339,547) 4,595,825 72,114 72,009 —
iShares MSCI USA Value Factor
ETF .................. — 8,148,765 (49,720) 3,532 394,149 8,496,726 115,163 96,857 —

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares Short Maturity Bond ETF $ 5,667,949 $ 11,426,237 $ (12,594,804) $ 21,611 $ 86,571 4,607,564 91,949 $ 103,542 $ —
iShares Trust 1-5 Year Investment
Grade Corporate Bond ETF .. — 12,860,182 (57,812) 626 107,992 12,910,988 235,130 64,464 —
iShares Trust ESG Aware MSCI
USA ETF .............. — 22,524,369 (829,853) 98,381 4,458,552 26,251,449 344,462 178,159 —
iShares U.S. Medical Devices ETF — 6,259,564 (41,359) 5,680 1,261,522 7,485,407 24,983 9,313 —
iShares U.S. Treasury Bond ETF 33,798,186 9,002,438 (20,824,813) 1,990,420 385,794 24,352,025 871,271 240,885 —
$ (2,768,585) $ 10,991,170 $ 257,926,810 $ 2,754,037 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Glossary of Terms Used in this Report
Portfolio Abbreviations
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair valu e of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 229,902,743 $ — $ — $ 229,902,743
Short-Term Securities ....................................... 736,500 — — 736,500
Subtotal ....................................................
$ 230,639,243 $ — $ — $ 230,639,243
Investments Valued at NAV
(a)
...................................... 27,287,567
$ —
Total Investments .............................................. $ 257,926,810
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.